Reportable Segments - Schedule of Segment Reporting, Information on Revenues and Long-lived Assets (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total long-lived assets		$ 328,727	$ 419,307	$ 328,727
Production Services [Member]
Total long-lived assets		219,278	290,765	219,278
Drilling and Evaluation Services [Member]
Total long-lived assets		98,163	115,241	98,163
Total Reportable Segments [Member]
Total long-lived assets		317,441	406,006	317,441
Unallocated Costs [Member]
Total long-lived assets		11,286	13,301	11,286
Successor [Member]
Revenue from operations, Total		348,590	658,385
Segment EBITDA		44,411	52,435
Interest expense, net		14,383	18,971
Depreciation and amortization		(43,457)	(93,766)
Income before income tax		44,411	52,435
Successor [Member] | Production Services [Member]
Revenue from operations, Total		215,791	405,654
Segment EBITDA		77,482	130,839
Successor [Member] | Drilling and Evaluation Services [Member]
Revenue from operations, Total		132,799	252,731
Segment EBITDA		32,782	52,962
Successor [Member] | Total Reportable Segments [Member]
Segment EBITDA			183,801	$ 110,264
Successor [Member] | Unallocated Costs [Member]
Revenue from operations, Total
Segment EBITDA		$ (8,013)	$ (18,629)
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	$ 137,027				$ 271,324
Segment EBITDA	9,078				32,939
Interest expense, net	4,090				6,720
Depreciation and amortization	(17,284)				(38,408)
Income before income tax	9,078				32,939
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	112,295				228,763
Segment EBITDA	36,836				81,780
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	24,732				42,561
Segment EBITDA	3,267				4,952
Predecessor [Member] | Total Reportable Segments [Member] | NPS Holdings Limited [Member]
Segment EBITDA	40,103				86,732
Predecessor [Member] | Unallocated Costs [Member] | NPS Holdings Limited [Member]
Segment EBITDA	$ (9,651)				$ (8,665)